Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011 Completed_Acquisitions	Dec. 31, 2010
Business Acquisition [Line Items]
Business Acquisition, Finished Goods Inventory Fair Value Step Up	$ 0.6
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	25 years
Acquisitions completed in 2011			5
Payments to Acquire Businesses, Net of Cash Acquired	143.2		148.1	7.5
Business Acquisition, Purchase Price Allocation, Current Assets	17.9	[1]
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment	29.8
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	38.8	[2]
Business Acquisition, Purchase Price Allocation, Goodwill Amount	62.4	[3]
Business Acquisition, Purchase Price Allocation, Assets Acquired	148.9
Business Acquisition, Purchase Price Allocation, Current Liabilities	10.4
Business Acquisition, Cost of Acquired Entity, Cash Paid	117.4
Business Acquisition, Purchase Price Allocation Deferred Income Taxes Liability	7.5
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	6.9
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	6.7
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	31.5
Goodwill, Allocation Adjustment	(0.8)
Phytone Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
South Pole Biogroup Ltda [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
RheinPerChemie GmbH [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Ruralco Soluciones SA [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
2011 Acquisitions [Member]
Business Acquisition [Line Items]
Business Acquisition, Contingent Consideration, Potential Cash Payment	1.0		3.5
Business Acquisition, Cost of Acquired Entity, Purchase Price	173.9
Payments to Acquire Businesses, Net of Cash Acquired	25.8		148.1
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	2.5
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	134.8
Business Acquisition, Purchase Price Allocation, Goodwill Amount	$ 33.9

[1]	Fair value of finished good inventories acquired included a step-up in the value of approximately $0.6 million, which has been expensed to cost of sales and services in 2012.
[2]	See Note 4 for the major classes of intangible assets acquired, which primarily represent customer relationships. The weighted average useful life of the acquired finite-lived intangibles is approximately 25 years.
[3]	Goodwill largely consisted of expected revenue synergies resulting from the business combinations. None of the acquired goodwill will be deductible for income tax purposes.